Subsequent Events	8 Months Ended	14 Months Ended
	Mar. 31, 2011	Sep. 30, 2011
Subsequent Events
Subsequent Events [Text Block]	NOTE 10 – SUBSEQUENT EVENTS During the month ended April 30, 2011, the Company received an additional $5,850 from Andrew Widme as a draw on the line of credit which is due in November 2013.	NOTE 8 – SUBSEQUENT EVENTS On October 12, 2011, the Company received an additional $2,750 from Andrew Widme as a draw on the line of credit which is due in September 2013.